Defined Benefit Pension Plans (Tables)	12 Months Ended
Jun. 30, 2012
Weighted Average Actuarial Assumptions

The weighted average actuarial assumptions used in measuring the net periodic benefit cost and plan obligations of continuing operations were as follows:

	2012	2011	2010
Net periodic benefit cost
Discount rate	5.5%	5.4%	6.5%
Long-term rate of return on plan assets	6.5	7.3	7.6
Rate of compensation increase	NA	NA	3.5
Plan obligations
Discount rate	4.2%	5.5%	5.4%
Rate of compensation increase	NA	NA	NA

Components Of Net Periodic Benefit Cost

Net Periodic Benefit Cost and Funded Status The components of the net periodic benefit cost for continuing operations were as follows:

(in millions)	2012	2011	2010
Components of defined benefit net periodic benefit cost
Service cost	$9	$7	$17
Interest cost	73	73	75
Expected return on assets	(86)	(81)	(66)
Amortization of
Prior service cost	1	1	(2)
Net actuarial loss	3	13	33
Net periodic benefit cost	$–	$13	$57

Funded Status Of Defined Benefit Pension Plans

The funded status of defined benefit pension plans at the respective year-ends was as follows:

(in millions)	2012	2011
Projected benefit obligation
Beginning of year	$1,377	$1,378
Service cost	9	7
Interest cost	73	73
Plan amendments/Other	1	8
Benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
Foreign exchange	(1)	1
End of year	$1,680	$1,377

(in millions)	2012	2011
Fair value of plan assets:
Beginning of year	$1,259	$1,136
Actual return on plan assets	321	180
Employer contributions	9	6
Benefits paid	(73)	(64)
Foreign exchange	(1)	1
End of year	1,515	1,259
Funded status	$(165)	$(118)

(in millions)	2012	2011
Amounts recognized on the Consolidated Balance Sheets
Noncurrent asset	$5	$8
Accrued liabilities	(4)	(6)
Pension obligation	(166)	(120)
Net asset (liability) recognized	$(165)	$(118)
Amounts recognized in Accumulated Other Comprehensive Income
Unamortized prior service cost	$7	$7
Unamortized actuarial loss, net	263	220
Total	$270	$227

Accumulated Benefit Obligation And Fair Value Of Plan Assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were:

(in millions)	2012	2011
Projected benefit obligation	$1,351	$1,113
Accumulated benefit obligation	1,350	1,113
Fair value of plan assets	1,180	987

Fair Value Of Pension Plan Assets

The fair value of pension plan assets as of June 30, 2012 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
Non-U.S. securities – pooled funds	$ 38	$ 38	$–
Fixed income securities:
Government bonds	247	247	–
Corporate bonds	934	934	–
U.S. pooled funds	168	168	–
Non-U.S. pooled funds	–	–	–
Total fixed income securities	1,349	1,349	–
Real estate	21	21	–
Cash and equivalents	14	14	–
Derivatives	83	74	9
Other	10	10	–
Total fair value of assets	$1,515	$1,506	$9

The fair value of pension plan assets as of July 2, 2011 was determined as follows:

In millions	Total Fair Value	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Equity securities:
Non-U.S. securities – pooled funds	$ 45	$ 45	$ –
Fixed income securities:
Government bonds	110	110	–
Corporate bonds	829	829	–
U.S. pooled funds	157	157	–
Non-U.S. pooled funds	–	–	–
Total fixed income securities	1,096	1,096	–
Real estate	20	20	–
Cash and equivalents	6	6	–
Derivatives	81	61	20
Other	11	11	–
Total fair value of assets	$1,259	$1,239	$20

Percentage Allocation Of Pension Plan Assets

The percentage allocation of pension plan assets based on a fair value basis as of the respective year-end measurement dates is as follows:

	2012	2011
Asset category
Equity securities	6%	3%
Debt securities	91	89
Real estate	1	2
Cash and other	2	6
Total	100%	100%

Company Participation in Multiemployer Plan

	EIN/Pension Plan	PPA Zone Status		FIP/RP Status	Contributions (in millions)			Surcharge	Expiration Date of Collective
	Number	2012	2011	Pending/Implemented	2012	2011	2010	Imposed	Bargaining Agreement
Pension Fund Plan Name:
Bakery and Confectionary Union & Industry Intl Pension Fund	52-6118572/001	Red	Green	Pending – No later than Nov. 2012	$2	$2	$3	5% - June 1 - Dec. 31 2012; 10% in 2013	October 2014
All other plans					–	1	1	N/A	N/A